Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of March 31,	As of March 31,
	2021	2020
Buildings	$12,813,510	$9,590,058
Machinery	2,867,046	2,339,879
Furniture, fixture and electronic equipment	231,929	163,819
Vehicles	147,132	131,381
Total property plant and equipment, at cost	16,059,617	12,225,137
Less: accumulated depreciation	(5,545,586)	(4,328,636)
Property, plant and equipment, net	$10,514,031	$7,896,501